Voyage revenues (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 84,034	$ 81,061
Unrearned revenue	16,684	24,960
Other Assets, Current	14,913	15,217
Demurrage income	32,435	59,032	$ 22,425
Voyage revenues	1,437,156	1,427,423	693,241
Revenues	1,437,156	1,427,423	693,241
Charter In Vessels [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	35,420	20,215	36,234
Sublease Income	10,208	1,212	243
Voyage Charter Agreements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	24,144	44,647
Unrearned revenue	9,215	10,289
Decrease in unearned revenue	1,074
Revenue Contracts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Other Assets, Current	4,366	4,923
Vessels Operating in CCL Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	4,965	(4,188)	(3,695)
Vessels Operating In Short Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	147	(328)	1,922
Vessels Operating With Other Parties [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ (492)	$ 3,351	$ 29